Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

22. Cash and cash equivalents

The consolidated statement of financial position and the consolidated statement of cash flows include the following items in “cash and cash equivalents”:

	2021	2020
Short-term deposits	180,458	—
Cash at bank and on hand	115,114	105,364
Total	295,572	105,364

Short-term deposits are time deposits and structured deposits, with maturities of 1 to 3 months. The deposits can be withdrawn at any time before maturity date. The expected change in value is assessed as insignificant since the amount received cannot be less than the amount deposited.